PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets (USD $)	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Property, Plant, Equipment and Mineral Claim Assets [Abstract]
Buildings	$ 558,885		$ 558,885		$ 558,885
Machinery and equipment	137,820		138,820		66,834
Vehicles	281,602		281,602		281,602
Total property, plant and equipment	978,307		979,307		907,321
Less: accumulated impairment (1)	(124,343)	[1]	(124,343)	[1],[2]	(124,343)	[2]
Less: accumulated depreciation(2)	(275,712)	[3]	(246,926)	[3],[4]	(147,766)	[4]
Property, plant and equipment, net	578,252		608,038		635,212
Mining claims	1,792,660		1,792,660	[5]	1,792,660	[5]
Asset retirement costs	3,120		4,828		4,828
Total mineral claim assets	1,795,780		1,797,488		1,797,488
Less: accumulated depletion(2)	0	[3]	0	[3],[4]	0	[4]
Mining claims, net	$ 1,795,780		$ 1,797,488		$ 1,797,488

[1]	Following the acquisition of the Ruby Mine on July 1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
[2]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
[3]	Depreciation expense totaled $28,786 and $24,060 for the three months ended March 31, 2014 and 2013, respectively. Depletion expense totaled $0 and $0 for the three months ended March 31, 2014 and 2013, respectively.
[4]	Depreciation expense totaled $99,160 and $98,673 for the years ended December 31, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2013 and 2012, respectively
[5]	Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.